Parent Company, Other shareholders, Associates and Other Related Parties Balances and Tansactions - Disclosure of Transactions Between the Group and Parent Companies, Associates and Related Parties (Detail) - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
InterCement Brasil S.A. [member]
Disclosure of transactions between related parties [line items]
purchase of goods and services	$ 0	$ (197)	$ 21,995
InterCement Portugal S.A. [member]
Disclosure of transactions between related parties [line items]
purchase of goods and services	0	(345,538)	664,101
InterCement Trading e Inversiones S.A. [member]
Disclosure of transactions between related parties [line items]
services provided	3,952	71,164	$ 166,984
Intercement Participações S.A.[member]
Disclosure of transactions between related parties [line items]
purchase of goods and services	(709,364)	(322,892)
services provided	$ 135,831	$ 71,145